Share-based Compensation - RSU Activity (Details) - RSUs	12 Months Ended
	Dec. 31, 2025 USD ($) Y $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares
Number of restricted shares
Unvested restricted shares outstanding at beginning of the year (in shares)	21,262,973
Granted (in shares)	0	0	0
Unvested restricted shares outstanding at end of the year (in shares)	21,262,973	21,262,973
Vested or expected to vest (in shares)	21,262,973
Weighted average grant date fair value
Unvested restricted shares outstanding at beginning of the year (in dollars per share) | $ / shares	$ 0.21
Unvested restricted shares outstanding at end of the year (in dollars per share) | $ / shares	0.21	$ 0.21
Vested or expected to vest (in dollars per share) | $ / shares	$ 0.21
Contractual term	10 years
Annual Vesting percentage	25.00%
Vesting number of anniversaries | Y	4
Share-based compensation expense | $	$ 0	$ 0	$ 103
Unrecognized compensation cost related to non-vested stock options | $	$ 0